Significant Accounting Policies: Long Lived Assets, Policy (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Long Lived Assets, Policy

Long Lived Assets

The carrying value of long-lived assets, other than mineral properties, is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.